Corporate Information and Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Corporate Information And Going Concern
Profit (loss)	$ 419,951	$ (1,014,747)	$ (2,356,488)
Retained earnings	21,356,891	$ 21,804,349
Working capital deficit	$ 2,600,000,000